Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued expenses and other current liabilities [Abstract]
Interest payable	$ 95,130	$ 90,570
Operating costs	68,001	57,957
Payroll and employee costs	64,230	55,131
Product and commission costs	49,043	35,309
Indirect taxes payable	46,276	27,869
Overhead costs	29,537	21,656
Marketing expenses	27,438	23,991
Air costs	17,132	29,929
Travel protection cancellation reserve	15,653	15,047
Forward foreign currency contracts		24,802
Other	39,560	41,868
Total	$ 452,000	$ 424,129